Discontinued Operations	12 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
Discontinued Operations

5. Discontinued Operations

As discussed in Note 1 — Description of Business and Basis of Presentation, the Ecommerce Wind-Down was substantially completed as of March 29, 2024. The Company’s ecommerce operations were previously a reportable segment and the exit represents a strategic shift that had a major effect on the Company’s operations and financial results. Therefore, in accordance with ASC 205, as of and for the year ended December 31, 2024, the Company reported the ecommerce operations and used vehicle dealership business as discontinued operations and recast prior periods to reflect this presentation.

During the year ended December 31, 2024, the Company incurred charges of approximately $15.8 million for severance and other personnel-related costs and approximately $13.9 million for contract and lease termination costs as a result of the Ecommerce Wind-Down recorded in “Net loss from discontinued operations” in the consolidated statements of operations.

The following table summarizes the major income and expense line items from discontinued operations as reported in the consolidated statements of operations (in thousands):

	Year Ended December 31,
	2024	2023
Revenue:
Retail vehicle, net	$47,320	$566,560
Wholesale vehicle	140,714	104,119
Product, net	1,635	16,536
Total revenue	189,669	687,215
Cost of sales:
Retail vehicle	43,673	553,565
Wholesale vehicle	142,343	138,472
Total cost of sales	186,016	692,037
Total gross profit	3,653	(4,822)
Selling, general and administrative expenses	39,562	205,857
Loss (gain) on disposal of long lived assets	(10,159)	120
Depreciation and amortization	383	13,656
Impairment charges	—	48,748
Loss from operations	(26,133)	(273,203)
Interest expense	1,607	19,556
Interest income	(856)	(13,218)
Loss before provision for income taxes	(26,884)	(279,541)
Provision (benefit) for income taxes	—	(27)
Net loss from discontinued operations	$(26,884)	$(279,514)

The following table summarizes the major classes of assets and liabilities from discontinued operations as reported in the consolidated balance sheets:

	As of December 31,
	2024	2023
ASSETS
Inventory	$—	$163,250
Property and equipment, net	800	19,150
Other assets	143	14,137
Assets from discontinued operations	$943	$196,537
LIABILITIES
Accounts payable	$116	$6,439
Accrued expenses	3,906	27,133
Vehicle floorplan	—	151,178
Deferred revenue	—	14,025
Operating lease liabilities	—	23,461
Other liabilities	—	5,884
Liabilities from discontinued operations	$4,022	$228,120